Subsidiaries - Detailed Information of Equity Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CHIEF Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	$ 29	$ 75	$ 19
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(17)	(49)	(20)
Differences arising from equity transactions	12	26	(1)
Additional paid-in capital - arising from changes in equities of subsidiaries	12	26	$ (1)
SENAO not Proportionately participating in the Capital Increase of Youth [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests		0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests		0
Differences arising from equity transactions		0
Additional paid-in capital - arising from changes in equities of subsidiaries		0
IISI Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	4	7
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(1)	(7)
Differences arising from equity transactions	3	0
Additional paid-in capital - arising from changes in equities of subsidiaries	3	$ 0
CHTSC Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	21
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(19)
Differences arising from equity transactions	2
Additional paid-in capital - arising from changes in equities of subsidiaries	$ 2